Other Non Financial Assets and Liabilities -Summary Other non financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current	$ 320,755	$ 270,120
Non current	111,268	105,223
VAT Tax Payable and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Current	286,816	256,581
Non current	57,009	67,966
Other
Disclosure Of Financial Liabilities [Line Items]
Current	33,939	13,539
Non current	$ 54,259	$ 37,257